CAPITAL STOCK (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) months units years warrants	Jun. 30, 2012 CAD	Dec. 31, 2011 USD ($) years months units warrants	Dec. 31, 2011 CAD
Capital Stock 1			47,000,000	47,000,000
Capital Stock 2			10,000	10,000
Capital Stock 3			200,000	200,000
Capital Stock 4			$ 50,000
Capital Stock 5			80,891	80,891
Capital Stock 6			108,000
Capital Stock 7			131,243	131,243
Capital Stock 8			$ 1.5
Capital Stock 9			250,000	250,000
Capital Stock 10			$ 1
Capital Stock 11			250,000
Capital Stock 12			1.5
Capital Stock 13			18	18
Capital Stock 14			25,000	25,000
Capital Stock 15			15,091
Capital Stock 16			1.5	1.5
Capital Stock 17			1.82%	1.82%
Capital Stock 18			99.78%	99.78%
Capital Stock 19			0.00%	0.00%
Capital Stock 20			838,000	838,000
Capital Stock 21			$ 1
Capital Stock 22			838,000
Capital Stock 23			1.5
Capital Stock 24			18	18
Capital Stock 25			73,800	73,800
Capital Stock 26			40,516
Capital Stock 27			1.5	1.5
Capital Stock 28			2.04%	2.04%
Capital Stock 29			116.59%	116.59%
Capital Stock 30			0.00%	0.00%
Capital Stock 31			706,000	706,000
Capital Stock 32			$ 1
Capital Stock 33			706,000
Capital Stock 34			1.5
Capital Stock 35			50,600	50,600
Capital Stock 36			20,098
Capital Stock 37			1.5	1.5
Capital Stock 38			2.04%	2.04%
Capital Stock 39			109.00%	109.00%
Capital Stock 40			0.00%	0.00%
Capital Stock 41			376,875	376,875
Capital Stock 42			$ 0.8
Capital Stock 43			301,500
Capital Stock 44			1
Capital Stock 45			1,018,000	1,018,000
Capital Stock 46			$ 0.7
Capital Stock 47			712,600
Capital Stock 48			1
Capital Stock 49			1,062,000	1,062,000
Capital Stock 50			$ 1.5
Capital Stock 51			1,593,000
Capital Stock 52			$ 2.25
Capital Stock 53			84,960	84,960
Capital Stock 54			15,136
Capital Stock 55			1.5	1.5
Capital Stock 56			4.87%	4.87%
Capital Stock 57			33.00%	33.00%
Capital Stock 58			0.00%	0.00%
Capital Stock 59			668,202	668,202
Capital Stock 60			$ 1.35
Capital Stock 61			902,073
Capital Stock 62			1.75
Capital Stock 63			33,410	33,410
Capital Stock 64			2,015
Capital Stock 65			1	1
Capital Stock 66			4.50%	4.50%
Capital Stock 67			36.00%	36.00%
Capital Stock 68			0.00%	0.00%
Capital Stock 69			282,000	282,000
Capital Stock 70			$ 1.1
Capital Stock 71			310,200
Capital Stock 72			1.5
Capital Stock 73			65,000	65,000
Capital Stock 74			76,000	76,000
Capital Stock 75			1,132,000	1,132,000
Capital Stock 76			$ 0.9
Capital Stock 77			1,018,800
Capital Stock 78			1.5
Capital Stock 79			566,000	566,000
Capital Stock 80			578,112	578,112
Capital Stock 81			$ 0.9
Capital Stock 82			520,300
Capital Stock 83			1.5
Capital Stock 84			792,029	792,029
Capital Stock 85			$ 0.7
Capital Stock 86			554,420
Capital Stock 87			1,549,354	1,549,354
Capital Stock 88			$ 0.55
Capital Stock 89			852,145
Capital Stock 90			300,000	300,000
Capital Stock 91			$ 0.55
Capital Stock 92			165,000
Capital Stock 93			0.75
Capital Stock 94			536,218	536,218
Capital Stock 95			$ 0.55
Capital Stock 96			294,920
Capital Stock 97			0.75
Capital Stock 98			177,200	177,200
Capital Stock 99			90,910	90,910
Capital Stock 100			8,092,593	8,092,593
Capital Stock 101				1.35
Capital Stock 102			1.33
Capital Stock 103				10,925,001
Capital Stock 104			10,753,149
Capital Stock 105			566,482	566,482
Capital Stock 106				1.35
Capital Stock 107			$ 1.33
Capital Stock 108			364,248
Capital Stock 109			90.00%	90.00%
Capital Stock 110			0.00%	0.00%
Capital Stock 111			1.50%	1.50%
Capital Stock 112			267,500	267,500
Capital Stock 113			12	12
Capital Stock 114			18	18
Capital Stock 115			133,750	133,750
Capital Stock 116			200,625	200,625
Capital Stock 117			90.00%	90.00%
Capital Stock 118			2,698,350	2,698,350
Capital Stock 119			47,000,000	47,000,000
Capital Stock 120			10.00%	10.00%
Capital Stock 121			10.00%	10.00%
Capital Stock 122			10	10
Capital Stock 123			452,250
Capital Stock 124			1,312,200
Capital Stock 125			758,750
Capital Stock 126			2,447,200
Capital Stock 127			477,193
Capital Stock 128			594,388
Capital Stock 129			202,831
Capital Stock 130			96,001
Capital Stock 131			361,239
Capital Stock 132			411,507
Capital Stock 133			1.17
Capital Stock 134			0.63
Capital Stock 1	47,000,000	47,000,000
Capital Stock 2	10,000	10,000
Capital Stock 3	200,000	200,000
Capital Stock 4	50,000
Capital Stock 5	47,000,000	47,000,000
Capital Stock 6	10,000	10,000
Capital Stock 7	200,000	200,000
Capital Stock 8	50,000
Capital Stock 9	80,891	80,891
Capital Stock 10	108,000
Capital Stock 11	131,243	131,243
Capital Stock 12	$ 1.5
Capital Stock 13	80,891	80,891
Capital Stock 14	108,000
Capital Stock 15	250,000	250,000
Capital Stock 16	$ 1
Capital Stock 17	250,000
Capital Stock 18	1.5
Capital Stock 19	18	18
Capital Stock 20	25,000	25,000
Capital Stock 21	15,091
Capital Stock 22	1.5	1.5
Capital Stock 23	1.82%	1.82%
Capital Stock 24	99.78%	99.78%
Capital Stock 25	0.00%	0.00%
Capital Stock 26	838,000	838,000
Capital Stock 27	$ 1
Capital Stock 28	838,000
Capital Stock 29	1.5
Capital Stock 30	18	18
Capital Stock 31	73,800	73,800
Capital Stock 32	40,516
Capital Stock 33	1.5	1.5
Capital Stock 34	2.04%	2.04%
Capital Stock 35	116.59%	116.59%
Capital Stock 36	0.00%	0.00%
Capital Stock 37	706,000	706,000
Capital Stock 38	$ 1
Capital Stock 39	706,000
Capital Stock 40	1.5
Capital Stock 41	50,600	50,600
Capital Stock 42	20,098
Capital Stock 43	1.5	1.5
Capital Stock 44	2.04%	2.04%
Capital Stock 45	109.00%	109.00%
Capital Stock 46	0.00%	0.00%
Capital Stock 47	376,875	376,875
Capital Stock 48	$ 0.8
Capital Stock 49	301,500
Capital Stock 50	1
Capital Stock 51	1,018,000	1,018,000
Capital Stock 52	$ 0.7
Capital Stock 53	712,600
Capital Stock 54	1
Capital Stock 55	8,092,593	8,092,593
Capital Stock 56		1.35
Capital Stock 57	1.33
Capital Stock 58		10,925,001
Capital Stock 59	10,753,149
Capital Stock 60	566,482	566,482
Capital Stock 61		1.35
Capital Stock 62	$ 1.33
Capital Stock 63	364,248
Capital Stock 64	90.00%	90.00%
Capital Stock 65	0.00%	0.00%
Capital Stock 66	1.50%	1.50%
Capital Stock 67	267,500	267,500
Capital Stock 68	12	12
Capital Stock 69	18	18
Capital Stock 70	66,875	66,875
Capital Stock 71	90.00%	90.00%
Capital Stock 72	2,698,350	2,698,350
Capital Stock 73	47,000,000	47,000,000
Capital Stock 74	10.00%	10.00%
Capital Stock 75	10.00%	10.00%
Capital Stock 76	10	10
Capital Stock 77	294,390
Capital Stock 78	452,250
Capital Stock 79	296,507
Capital Stock 80	758,750
Capital Stock 81	315,194
Capital Stock 82	1.75%	1.75%
Capital Stock 83	75.00%	75.00%
Capital Stock 84	$ 1.05